Commitments and contingencies - Operating lease obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases
Future minimum lease payments under non-cancellable lease agreements but not yet commenced	€ 53,640	€ 62,913
Less than one year
Leases
Future minimum lease payments under non-cancellable lease agreements but not yet commenced	1,192	1,561
Between one and five years
Leases
Future minimum lease payments under non-cancellable lease agreements but not yet commenced	14,304	16,373
More than five years
Leases
Future minimum lease payments under non-cancellable lease agreements but not yet commenced	€ 38,144	€ 44,979